FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	2009		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	3,077,953	3,082,061	6,398,767	6,399,000
Held to maturity securities	99,604	100,182	3,611,797	2,626,824
Loans at amortized cost, net of allowance	72,922,138	73,269,534	75,303,928	75,220,207
Financial Liabilities:
Deposits at amortized cost	87,025,742	87,055,068	92,654,725	92,641,905
Other borrowed funds	310,784	310,377	1,111,663	1,109,408
Long-term debt at amortized cost	1,867,270	1,905,105	2,544,850	2,669,250

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2009				value
	(EUR in thousands)
Assets
Money market investments at fair value	1,111,955	127,912	-	1,239,867
Trading assets	2,819,565	285,058	63,117	3,167,740
Greek government bonds	2,058,414	3,678	8,766	2,070,858
Debt securities issued by other governments and public sector entities	153,812	41,174	-	194,986
Debt securities issued by Greek financial institutions	148,519	27,414	-	175,933
Debt securities issued by foreign financial institutions	271,451	18,882	53,689	344,022
Corporate debt securities issued by Greek companies	19,020	141,320	-	160,340
Corporate debt securities issued by foreign companies	112,397	52,590	662	165,649
Equity securities issued by Greek companies	29,692	-	-	29,692
Equity securities issued by foreign companies	7,682	-	-	7,682
Mutual fund units	18,578	-	-	18,578
Derivative assets	41,160	1,791,995	38,106	1,871,261
Available-for-sale securities	11,222,592	3,939,702	578,402	15,740,696
Greek government bonds	7,504,847	1,652,521	146,230	9,303,598
Debt securities issued by other governments and public sector entities	2,493,391	400,986	328,074	3,222,451
Corporate debt securities issued by companies incorporated in Greece	18,945	820,659	14,886	854,490
Corporate debt securities issued by companies incorporated outside Greece	362,138	1,065,507	89,212	1,516,857
Equity securities issued by companies incorporated in Greece	220,984	26	-	221,010
Equity securities issued by companies incorporated outside Greece	48,869	3	-	48,872
Mutual Fund units	573,418	-	-	573,418
Loans at fair value(1)	-	846,588	-	846,588
Other assets	289,153	62,306	-	351,459
Total Assets	15,484,425	7,053,561	679,625	23,217,611
Liabilities
Deposits at fair value(2)	-	803,776	4,893	808,669
Derivative liabilities	30,020	1,278,539	21,454	1,330,013
Long-term debt fair value(1)	1,387,695	102,089	-	1,489,784
Total liabilities	1,417,715	2,184,404	26,347	3,628,466

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see note 14 and note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (note 20).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2010				fair value
	(EUR in thousands)
Assets
Money market investments at fair value	941,115	225,319	-	1,166,434
Trading assets	165,555	571,957	36,862	774,374
Greek government bonds	-	4,964	-	4,964
Debt securities issued by other governments and public sector entities	128,347	48,986	-	177,333
Debt securities issued by Greek financial institutions	-	29,541	79	29,620
Debt securities issued by foreign financial institutions	1,000	361,062	36,783	398,845
Corporate debt securities issued by Greek companies	-	16,956	-	16,956
Corporate debt securities issued by foreign companies	-	110,448	-	110,448
Equity securities issued by Greek companies	6,082	-	-	6,082
Equity securities issued by foreign companies	10,272	-	-	10,272
Mutual fund units	19,854	-	-	19,854
Derivative assets	3,448	1,692,148	35,596	1,731,192
Available-for-sale securities	4,169,976	10,151,330	191,564	14,512,870
Greek government bonds	-	7,355,343	72,980	7,428,323
Debt securities issued by other governments and public sector entities	3,359,284	401,422	-	3,760,706
Corporate debt securities issued by companies incorporated in Greece	-	1,094,863	14,346	1,109,209
Corporate debt securities issued by companies incorporated outside Greece	27,016	1,291,038	104,238	1,422,292
Equity securities issued by companies incorporated in Greece	138,480	8,016	-	146,496
Equity securities issued by companies incorporated outside Greece	145,850	648	-	146,498
Mutual Fund units	499,346	-	-	499,346
Loans at fair value(1)	-	559,107	-	559,107
Other assets	200,009	33,567	-	233,576
Total Assets	5,480,103	13,233,428	264,022	18,977,553
Liabilities
Deposits at fair value(2)	-	1,240,133	623	1,240,756
Derivative liabilities	10,214	1,770,597	6,540	1,787,351
Long-term debt at fair value(1)	-	1,261,100	-	1,261,100
Total liabilities	10,214	4,271,830	7,163	4,289,207

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 14 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

	2009
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
Trading assets	17,152	(22,218)	-	68,183	-	63,117
Greek government bonds	8,900	(574)	-	440	-	8,766
Debt securities issued by foreign financial institutions	8,252	(22,015)	-	67,452	-	53,689
Corporate debt securities issued by foreign companies	-	371	-	291	-	662
Net Derivatives	39,786	(4,740)	-	(18,394)	-	16,652
Available-for-sale securities	628,442	(12,502)	(14,272)	(1,042)	(22,224)	578,402
Greek government bonds	150,401	1,793	9,581	6,679	(22,224)	146,230
Debt securities issued by other governments and public sector entities	358,309	-	(22,085)	(8,150)	-	328,074
Corporate debt securities issued by companies incorporated in Greece	15,131	17	(262)	-	-	14,886
Corporate debt securities issued by companies incorporated outside Greece	104,601	(14,312)	(1,506)	429	-	89,212
Deposits at fair value	69,358	(2,912)	-	(61,553)	-	4,893

	2010
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
Trading assets	63,117	(6,921)	-	(10,568)	(8,766)	36,862
Greek government bonds	8,766	-	-	-	(8,766)	-
Debt securities issued by Greek financial institutions	-	(57)	-	136	-	79
Debt securities issued by foreign financial institutions	53,689	(6,906)	-	(10,000)	-	36,783
Corporate debt securities issued by foreign companies	662	42	-	(704)	-	-
Net Derivatives	16,652	40,938	-	(28,534)	-	29,056
Available-for-sale securities	578,402	(14,015)	(48)	(294,348)	(78,427)	191,564
Greek government bonds	146,230	3	(29,470)	1,027	(44,810)	72,980
Debt securities issued by other governments and public sector entities	328,074	(15,360)	5,573	(284,670)	(33,617)	-
Corporate debt securities issued by companies incorporated in Greece	14,886	9	(549)	-	-	14,346
Corporate debt securities issued by companies incorporated outside Greece	89,212	1,333	24,398	(10,705)	-	104,238
Deposits at fair value	4,893	241	-	(4,511)	-	623